Investments (Details) - Money market securities - Prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments in available-for-sale marketable securities
Available-for-sale Securities, Amortized Cost Basis, Total	$ 1,178	$ 1,582
Gross Unrealized Gains	3
Fair Value	$ 1,181	$ 1,582